Research and development expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Research and development expenses
Personnel expenses	$ 132,903	$ 99,482
External research and development expenses	286,038	233,868
Materials and consumables	2,309	2,044
Depreciation and amortization	2,769	3,498
IT expenses	16,493	13,441
Other expenses	9,743	9,031
Total research and development expenses	$ 450,255	$ 361,364